SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses, Operating Leases, Share-based compensation, Segment reporting and Statutory reserves (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 $ / shares
Sales and marketing expenses
Advertising costs	¥ 98,500	¥ 104,900	¥ 95,000
Share-based compensation
Option granted vesting period (in years)	4 years
Exercise price of each stock option (in dollars per share) | $ / shares				$ 0.0001
Segment reporting
Number of reportable segments | item	1
Statutory reserves
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)				50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)				10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)				50.00%
Statutory Reserves
Statutory reserves
Appropriation to statutory reserves	¥ 53,858	¥ 1,900	¥ 101
Maximum
Operating leases
Initial lease term (in years)	5 years